CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	3 Months Ended		12 Months Ended	191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Series B Preferred Stock [Member]
Preferred Shares converted into Common shares	0	131.56	1,823.18	22,576.18	22,576.18
Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	0	4,645,411	9,558,112	9,558,112
Common Stock [Member] | Series B Preferred Stock [Member]
Preferred Shares converted into Common shares	0	363,425			62,364,597
Common shares issued upon conversion			5,036,408	62,364,597
Common Stock [Member] | Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	0			43,728,457
Common shares issued upon conversion			11,078,634	43,728,457